Intangible Liability - Charter Agreements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Vessel
Finite-Lived Intangible Assets [Line Items]
Discount rate of projected lease cash flow	8.00%
Number of vessels delivered	17
At Merger [Member] | Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Number of vessels delivered	12
After Merger [Member] | Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Number of vessels delivered	5